Provisions for Legal Proceedings - Summary of Judicial Claims Deemed as Possible Losses, and Therefore Not Accrued (Detail) - Legal Proceedings Contingent Liability, Tax [member] - BRL (R$)
R$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	R$ 11,065,830	R$ 10,552,699
ICMS - State VAT [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	2,606,545	2,136,241
Federal income taxes [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	2,697,278	2,188,011
Foreign financial operation [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	280,414	986,179
PIS and COFINS - Revenue taxes [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	853,494	850,063
IRRF - Withholding tax [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	914,545	861,531
INSS - Social security and other [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	581,542	615,403
IPI - Excise tax credit - NT [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	523,121	512,209
Goodwill Rumo [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	512,120	483,723
Penalties related to tax positions [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	429,249	397,441
Compensation with IPI - IN 67/98 [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	132,270	128,456
MP 470 - Tax installments [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	290,389	120,132
Rumo Intermodal [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued		81,247
Stock option [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	65,776	62,216
Financial transactions tax on loan [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	51,330	54,896
Social security contributions [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	45,985	43,764
Compensation credit award [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	41,350	38,505
Other [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	R$ 1,040,422	R$ 992,682